Loss Per Share - Summary of Ordinary Shares Equivalents Excluded from the Computation to Eliminate Antidilutive Effect (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial Liability
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	6,892,767	8,337,467